Shareholder Report, Holdings (Details) - Schwab 1000 Index® Fund	Apr. 30, 2026
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%	[1]
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[1]
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]

[1]	Excludes derivatives.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.